SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 13 - SUBSEQUENT EVENTS

i Convertible Promissory Notes Issued

On April 3, 2018 the Company issued a Convertible Promissory Note in the amount of US$85,000 to an unrelated party.

The note is unsecured, bears interest at 12% per annum from the date of issuance, and matures between 9 months after the date of issuance.

Any amount of interest or principal that is not paid on the maturity date bears interest at 22% per annum from the maturity date to the date of payment. Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

ii Convertible Promissory Notes Converted

On April 19, 2018 the Company issued 668,994 shares pursuant to the conversion of portion of a Convertible Promissory Note

On May 10, 2018 the Company issued 524,035 shares pursuant to the conversion of a portion of Convertible Promissory Note